COMMITMENTS AND CONTINGENCIES - Loss Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 21, 2015 USD ($)	Mar. 31, 2015 USD ($)
Loss Contingencies
Exploration and evaluation	$ 1,032	$ 2,097	$ 772
Provision for post closure reclamation and remediation costs	1,198	1,276
Cash deposits	$ 4,932	$ 5,358
Permitting Considerations
Loss Contingencies
Environmental analysis, process term	3 years
Estimated reclamation expense	$ 75,100
Provision for post closure reclamation and remediation costs				$ 2,800
Eureka Moly LLC | Mt. Hope Project | Water Rights Considerations
Loss Contingencies
The number of additional parties in suit | item	2
Financial guarantee | Mining properties, land and water rights. | Mt. Hope Project
Loss Contingencies
Additional cash deposit					$ 300
Cash deposits	$ 4,600
Return of collateral					$ 4,300